Shareholder Report, Holdings (Details)	May 31, 2024
C000005580 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005580 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005580 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005580 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000005580 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000005580 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005580 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005580 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005580 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000005580 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005580 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000005580 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000005580 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[2]
C000005580 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
C000005580 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000005580 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[2]
C000005580 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000199764 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000199764 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000199764 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000199764 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000199764 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000199764 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000199764 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000199764 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000199764 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000199764 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000199764 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000199764 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000199764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[4]
C000199764 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[4]
C000199764 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000199764 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[4]
C000199764 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000005581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005581 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005581 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000005581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005581 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000005581 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000005581 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005581 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[6]
C000005581 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[6]
C000005581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[6]
C000005581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[6]
C000005581 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[6]
C000005581 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[6]
C000005581 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000005582 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005582 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005582 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000005582 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[7]
C000005582 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000005582 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000005582 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000005582 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005582 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000005582 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000005582 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000005582 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000005582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[8]
C000005582 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[8]
C000005582 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[8]
C000005582 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[8]
C000005582 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8]
C000005578 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000005578 [Member] | U S Treasury Notes 0 25 09 30 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000005578 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000005578 [Member] | U S Treasury Notes 2 38 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000005578 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000005578 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000005578 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000005578 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000005578 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000005578 [Member] | U S Treasury Notes 2 50 03 31 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000005578 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000005578 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000005578 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	59.40%	[10]
C000005578 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[10]
C000005578 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[10]
C000005578 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[10]
C000005578 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]

[1]	Excludes short-term securities.
[2]	Total investments exclude short-term securities and TBA sale commitments.
[3]	Excludes short-term securities.
[4]	Total investments exclude short-term securities and TBA sale commitments.
[5]	Excludes short-term securities.
[6]	Total investments exclude short-term securities and TBA sale commitments.
[7]	Excludes short-term securities.
[8]	Total investments exclude short-term securities and TBA sale commitments.
[9]	Excludes short-term securities.
[10]	Total investments exclude short-term securities and TBA sale commitments.